Fees Summary	May 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,447,000.00
Previously Paid Amount	0.00
Total Fee Amount	680.84
Total Offset Amount	0.00
Net Fee	680.84
Narrative - Max Aggregate Offering Price	$ 4,447,000
Final Prospectus	true